UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund

Eaton Vance Greater China Growth Fund

Eaton Vance Multi-Cap Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Worldwide Health Sciences Fund

Parametric Balanced Risk Fund

Eaton Vance

Asian Small Companies Fund

November 30, 2013 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2013, the value of the Fund’s investment in the Portfolio was $27,195,714 and the Fund owned 47.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Cambodia — 2.4%

Hotels, Restaurants & Leisure — 2.4%
NagaCorp, Ltd.	1,494,000	$1,376,322

		$1,376,322

Total Cambodia (identified cost $1,195,098)		$1,376,322

China — 13.9%

Building Products — 1.5%
Bolina Holding Co., Ltd.	2,126,000	$864,004

		$864,004

Containers & Packaging — 4.4%
Youyuan International Holdings, Ltd.	8,584,400	$2,490,531

		$2,490,531

Electronic Equipment, Instruments & Components — 1.6%
Kingboard Laminates Holdings, Ltd.	2,075,000	$898,005

		$898,005

Food Products — 2.9%
Biostime International Holdings, Ltd.	200,500	$1,670,793

		$1,670,793

Household Durables — 2.1%
Skyworth Digital Holdings, Ltd.	2,028,000	$1,212,013

		$1,212,013

Real Estate Management & Development — 1.4%
SOHO China, Ltd.	890,000	$803,806

		$803,806

Total China (identified cost $6,483,568)		$7,939,152

Hong Kong — 8.3%

Commercial Banks — 2.1%
Dah Sing Financial Holdings, Ltd.	200,000	$1,171,934

		$1,171,934

Diversified Financial Services — 2.8%
First Pacific Co., Ltd.	645,750	$737,518
Public Financial Holdings, Ltd.	1,684,000	872,033

		$1,609,551

Hotels, Restaurants & Leisure — 1.7%
Future Bright Holdings, Ltd.	2,058,000	$981,127

		$981,127

1

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.7%
Stella International Holdings, Ltd.	409,000	$992,382

		$992,382

Total Hong Kong (identified cost $3,873,517)		$4,754,994

India — 4.8%

Household Products — 3.1%
Jyothy Laboratories, Ltd.	611,478	$1,791,011

		$1,791,011

Personal Products — 1.7%
Godrej Consumer Products, Ltd.	67,400	$959,943

		$959,943

Total India (identified cost $2,301,658)		$2,750,954

Indonesia — 2.8%

Consumer Finance — 0.9%
Clipan Finance Indonesia Tbk PT	15,210,500	$489,601

		$489,601

Food Products — 1.9%
Mayora Indah Tbk PT	463,750	$1,084,595

		$1,084,595

Total Indonesia (identified cost $1,386,138)		$1,574,196

Malaysia — 12.3%

Construction & Engineering — 1.1%
Mudajaya Group Bhd	711,866	$611,527

		$611,527

Food Products — 1.3%
Oldtown Bhd	971,900	$772,319

		$772,319

Media — 1.3%
Media Prima Bhd	886,300	$728,234

		$728,234

Multiline Retail — 4.4%
Aeon Co. (M) Bhd	536,700	$2,514,729

		$2,514,729

Real Estate Management & Development — 1.7%
UOA Development Bhd	1,586,700	$979,479

		$979,479

Specialty Retail — 2.5%
Padini Holdings Bhd	2,633,400	$1,454,478

		$1,454,478

Total Malaysia (identified cost $5,177,919)		$7,060,766

2

Security	Shares	Value
Singapore — 21.0%

Air Freight & Logistics — 1.5%
Singapore Post, Ltd.	869,000	$886,096

		$886,096

Consumer Finance — 1.9%
Hong Leong Finance, Ltd.	508,000	$1,068,533

		$1,068,533

Food Products — 3.8%
Super Group, Ltd.	776,000	$2,148,569

		$2,148,569

IT Services — 1.8%
CSE Global, Ltd.	1,302,000	$1,036,948

		$1,036,948

Multiline Retail — 2.2%
Parkson Retail Asia, Ltd.	1,549,000	$1,246,363

		$1,246,363

Real Estate Management & Development — 1.3%
Perennial China Retail Trust	1,788,000	$762,078

		$762,078

Specialty Retail — 6.9%
OSIM International, Ltd.	2,184,000	$3,948,681

		$3,948,681

Wireless Telecommunication Services — 1.6%
StarHub, Ltd.	268,000	$907,839

		$907,839

Total Singapore (identified cost $8,170,265)		$12,005,107

South Korea — 8.5%

Commercial Banks — 2.0%
BS Financial Group, Inc.	73,760	$1,134,840

		$1,134,840

Hotels, Restaurants & Leisure — 3.3%
Hotel Shilla Co., Ltd.	28,940	$1,879,043

		$1,879,043

Internet & Catalog Retail — 3.2%
CJ O Shopping Co., Ltd.	4,931	$1,826,124

		$1,826,124

Total South Korea (identified cost $3,224,299)		$4,840,007

Sri Lanka — 1.1%

Industrial Conglomerates — 1.1%
John Keells Holdings PLC	404,908	$649,468

		$649,468

Total Sri Lanka (identified cost $653,966)		$649,468

3

Security	Shares	Value
Taiwan — 15.3%

Health Care Equipment & Supplies — 10.9%
Pacific Hospital Supply Co., Ltd.	550,000	$1,978,429
St. Shine Optical Co., Ltd.	141,000	4,242,927

		$6,221,356

Hotels, Restaurants & Leisure — 1.3%
Formosa International Hotels Corp.	62,700	$719,152

		$719,152

Leisure Equipment & Products — 1.8%
Giant Manufacturing Co., Ltd.	148,000	$1,042,612

		$1,042,612

Semiconductors & Semiconductor Equipment — 1.3%
Radiant Opto-Electronics Corp.	213,402	$760,396

		$760,396

Total Taiwan (identified cost $5,033,562)		$8,743,516

Thailand — 8.7%

Insurance — 2.8%
Bangkok Life Assurance PCL(1)	431,500	$833,137
Thai Reinsurance PCL(1)(2)	6,255,300	736,419

		$1,569,556

Media — 1.2%
Major Cineplex Group PCL(1)	1,245,200	$701,428

		$701,428

Real Estate Management & Development — 4.7%
Pruksa Real Estate PCL(1)	1,154,100	$751,058
Ticon Industrial Connection PCL(1)	3,583,875	1,935,923

		$2,686,981

Total Thailand (identified cost $3,696,064)		$4,957,965

Total Common Stocks (identified cost $41,196,054)		$56,652,447

Short-Term Investments — 0.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/2/13	$533	$532,773

Total Short-Term Investments (identified cost $532,773)		$532,773

Total Investments — 100.0% (identified cost $41,728,827)		$57,185,220

Other Assets, Less Liabilities — (0.0)%(3)		$(26,847)

Net Assets — 100.0%		$57,158,373

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.

(1)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,015,079

Gross unrealized appreciation	$16,160,758
Gross unrealized depreciation	(990,617)

Net unrealized appreciation	$15,170,141

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$56,652,447	(1)(2)	$—	$56,652,447
Short-Term Investments	—	532,773		—	532,773
Total Investments	$—	$57,185,220		$—	$57,185,220

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Greater China Growth Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
China — 52.3%
Auto Components — 2.1%
Minth Group, Ltd.	446,000	$930,555
Nexteer Automotive Group, Ltd.(1)	4,506,000	2,109,858

		$3,040,413

Automobiles — 2.0%
Great Wall Motor Co., Ltd., Class H	466,500	$2,845,685

		$2,845,685

Commercial Banks — 5.7%
China Construction Bank Corp., Class H	5,163,110	$4,178,552
Industrial & Commercial Bank of China, Ltd., Class H	5,704,000	4,094,064

		$8,272,616

Computers & Peripherals — 2.0%
Lenovo Group, Ltd.	2,406,000	$2,851,969

		$2,851,969

Containers & Packaging — 1.0%
Greatview Aseptic Packaging Co., Ltd.	2,358,000	$1,490,712

		$1,490,712

Diversified Consumer Services — 2.0%
New Oriental Education & Technology Group, Inc. ADR	97,610	$2,898,041

		$2,898,041

Energy Equipment & Services — 2.8%
China Oilfield Services, Ltd., Class H	582,000	$1,753,015
SPT Energy Group, Inc.	3,392,000	2,333,492

		$4,086,507

Food Products — 5.9%
Biostime International Holdings, Ltd.	317,500	$2,645,769
China Mengniu Dairy Co., Ltd.	348,000	1,592,748
China Modern Dairy Holdings, Ltd.(1)	5,263,000	2,866,768
Want Want China Holdings, Ltd.	893,000	1,324,169

		$8,429,454

Gas Utilities — 1.1%
Towngas China Co., Ltd.	1,383,000	$1,533,897

		$1,533,897

Hotels, Restaurants & Leisure — 1.5%
Home Inns & Hotels Management, Inc. ADR(1)	52,160	$2,093,181

		$2,093,181

Household Durables — 2.0%
Haier Electronics Group Co., Ltd.	1,218,000	$2,874,277

		$2,874,277

Insurance — 4.2%
China Pacific Insurance (Group) Co., Ltd., Class H	909,800	$3,844,661
Ping An Insurance (Group) Co. of China, Ltd., Class H	230,000	2,141,924

		$5,986,585

1

Security	Shares	Value
Internet & Catalog Retail — 1.7%
Ctrip.com International, Ltd. ADR(1)	49,680	$2,373,710

		$2,373,710

Internet Software & Services — 7.2%
Baidu, Inc. ADR(1)	9,770	$1,627,389
Tencent Holdings, Ltd.	152,300	8,797,733

		$10,425,122

Leisure Equipment & Products — 1.1%
Goodbaby International Holdings, Ltd.	3,101,000	$1,642,314

		$1,642,314

Life Sciences Tools & Services — 1.3%
WuXi PharmaTech (Cayman), Inc. ADR(1)	56,070	$1,857,599

		$1,857,599

Oil, Gas & Consumable Fuels — 1.2%
China Suntien Green Energy Corp., Ltd., Class H	4,560,000	$1,745,539

		$1,745,539

Pharmaceuticals — 1.1%
Sino Biopharmaceutical, Ltd.	2,096,000	$1,649,018

		$1,649,018

Real Estate Management & Development — 2.1%
China Overseas Land & Investment, Ltd.	470,000	$1,463,458
China Vanke Co., Ltd., Class B	820,733	1,503,628

		$2,967,086

Textiles, Apparel & Luxury Goods — 2.3%
ANTA Sports Products, Ltd.	868,000	$1,227,240
Shenzhou International Group Holdings, Ltd.	558,000	2,116,349

		$3,343,589

Wireless Telecommunication Services — 2.0%
China Mobile, Ltd.	267,500	$2,894,506

		$2,894,506

Total China (identified cost $50,570,789)		$75,301,820

Hong Kong — 23.5%
Commercial Banks — 2.8%
BOC Hong Kong (Holdings), Ltd.	857,000	$2,899,309
HSBC Holdings PLC	99,728	1,111,864

		$4,011,173

Communications Equipment — 0.4%
VTech Holdings, Ltd.	44,900	$599,458

		$599,458

Hotels, Restaurants & Leisure — 4.8%
Sands China, Ltd.	514,000	$3,887,383
SJM Holdings, Ltd.	727,000	2,333,952
Tsui Wah Holdings, Ltd.	1,082,000	754,326

		$6,975,661

Household Durables — 1.5%
Techtronic Industries Co., Ltd.	822,500	$2,194,547

		$2,194,547

2

Security	Shares	Value
Industrial Conglomerates — 2.4%
Hutchison Whampoa, Ltd.	277,000	$3,525,317

		$3,525,317

Insurance — 4.4%
AIA Group, Ltd.	1,237,800	$6,266,478

		$6,266,478

Real Estate Management & Development — 6.0%
Cheung Kong (Holdings), Ltd.	255,000	$4,023,856
Hongkong Land Holdings, Ltd.	341,000	2,012,329
Wharf (Holdings), Ltd. (The)	313,000	2,594,400

		$8,630,585

Specialty Retail — 1.2%
SA SA International Holdings, Ltd.	1,458,000	$1,694,985

		$1,694,985

Total Hong Kong (identified cost $23,440,370)		$33,898,204

Luxembourg — 1.4%
Textiles, Apparel & Luxury Goods — 1.4%
Samsonite International SA	671,400	$2,001,599

		$2,001,599

Total Luxembourg (identified cost $1,725,836)		$2,001,599

Singapore — 1.6%
Industrial Conglomerates — 1.6%
Jardine Matheson Holdings, Ltd.	45,600	$2,303,159

		$2,303,159

Total Singapore (identified cost $2,254,598)		$2,303,159

Taiwan — 19.6%
Commercial Banks — 1.2%
CTBC Financial Holding Co., Ltd.	2,714,000	$1,774,283

		$1,774,283

Electrical Equipment — 1.1%
Teco Electric & Machinery Co., Ltd.	1,398,000	$1,532,799

		$1,532,799

Electronic Equipment, Instruments & Components — 1.8%
Delta Electronics, Inc.	488,000	$2,603,244

		$2,603,244

Health Care Equipment & Supplies — 2.0%
St. Shine Optical Co., Ltd.	96,000	$2,888,801

		$2,888,801

Hotels, Restaurants & Leisure — 1.8%
Formosa International Hotels Corp.	224,400	$2,573,805

		$2,573,805

3

Security	Shares	Value
Insurance — 1.3%
Cathay Financial Holding Co., Ltd.	1,199,361	$1,881,649

		$1,881,649

Leisure Equipment & Products — 0.4%
Merida Industry Co., Ltd.	89,000	$661,181

		$661,181

Semiconductors & Semiconductor Equipment — 9.0%
MediaTek, Inc.	201,000	$2,954,136
Taiwan Semiconductor Manufacturing Co., Ltd.	2,825,839	9,997,459

		$12,951,595

Textiles, Apparel & Luxury Goods — 1.0%
Makalot Industrial Co., Ltd.	249,000	$1,396,103

		$1,396,103

Total Taiwan (identified cost $19,836,066)		$28,263,460

Total Common Stocks (identified cost $97,827,659)		$141,768,242

Short-Term Investments — 1.2%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/2/13	$1,759	$1,759,303

Total Short-Term Investments (identified cost $1,759,303)		$1,759,303

Total Investments — 99.6% (identified cost $99,586,962)		$143,527,545

Other Assets, Less Liabilities — 0.4%		$635,180

Net Assets — 100.0%		$144,162,725

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The Fund did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$99,987,049

Gross unrealized appreciation	$43,659,293
Gross unrealized depreciation	(118,797)

Net unrealized appreciation	$43,540,496

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$9,474,790	$29,134,301		$—	$38,609,091
Consumer Staples	—	8,429,454		—	8,429,454
Energy	—	5,832,046		—	5,832,046
Financials	—	39,790,455		—	39,790,455
Health Care	1,857,599	4,537,819		—	6,395,418
Industrials	—	7,361,275		—	7,361,275
Information Technology	1,627,389	27,803,999		—	29,431,388
Materials	—	1,490,712		—	1,490,712
Telecommunication Services	—	2,894,506		—	2,894,506
Utilities	—	1,533,897		—	1,533,897
Total Common Stocks	$12,959,778	$128,808,464	*	$—	$141,768,242
Short-Term Investments	$—	$1,759,303		$—	$1,759,303
Total Investments	$12,959,778	$130,567,767		$—	$143,527,545

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Multi-Cap Growth Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Aerospace & Defense — 1.8%
Precision Castparts Corp.	10,900	$2,817,105

		$2,817,105

Airlines — 1.1%
Copa Holdings SA, Class A	10,900	$1,650,478

		$1,650,478

Beverages — 2.4%
Anheuser-Busch InBev NV ADR	18,900	$1,929,879
Beam, Inc.	27,400	1,850,322

		$3,780,201

Biotechnology — 6.4%
Biogen Idec, Inc.(1)	10,100	$2,938,797
Celgene Corp.(1)	13,000	2,103,010
Gilead Sciences, Inc.(1)	50,100	3,747,981
Vertex Pharmaceuticals, Inc.(1)	15,500	1,076,010

		$9,865,798

Building Products — 2.4%
Armstrong World Industries, Inc.(1)	27,302	$1,452,466
Fortune Brands Home & Security, Inc.	54,000	2,354,400

		$3,806,866

Capital Markets — 2.5%
Affiliated Managers Group, Inc.(1)	9,300	$1,862,325
Charles Schwab Corp. (The)	84,600	2,071,008

		$3,933,333

Chemicals — 4.2%
Celanese Corp., Series A	24,850	$1,394,831
Monsanto Co.	30,100	3,411,233
Praxair, Inc.	13,300	1,679,258

		$6,485,322

Commercial Banks — 1.9%
First Republic Bank	35,000	$1,788,500
Regions Financial Corp.	118,300	1,151,059

		$2,939,559

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.	51,799	$2,276,048

		$2,276,048

Communications Equipment — 1.1%
Riverbed Technology, Inc.(1)	102,000	$1,764,600

		$1,764,600

Computers & Peripherals — 6.2%
Apple, Inc.	13,400	$7,451,338
EMC Corp.	89,700	2,139,345

		$9,590,683

Consumer Finance — 0.7%
Discover Financial Services	21,400	$1,140,620

		$1,140,620

Diversified Financial Services — 1.9%
Citigroup, Inc.	55,500	$2,937,060

		$2,937,060

1

Security	Shares	Value
Electrical Equipment — 1.6%
AMETEK, Inc.	51,200	$2,520,064

		$2,520,064

Electronic Equipment, Instruments & Components — 0.8%
InvenSense, Inc.(1)(2)	73,800	$1,276,002

		$1,276,002

Energy Equipment & Services — 1.9%
Frank’s International NV	38,200	$914,126
Schlumberger, Ltd.	22,200	1,962,924

		$2,877,050

Food Products — 3.6%
Hain Celestial Group, Inc. (The)(1)	14,633	$1,210,003
Hershey Co. (The)	22,000	2,131,580
Mondelez International, Inc., Class A	68,200	2,286,746

		$5,628,329

Health Care Equipment & Supplies — 4.3%
Analogic Corp.	15,700	$1,516,934
Cynosure, Inc., Class A(1)	47,200	1,222,008
Globus Medical, Inc., Class A(1)(2)	83,100	1,600,506
Stryker Corp.	30,500	2,269,810

		$6,609,258

Health Care Providers & Services — 2.1%
Brookdale Senior Living, Inc.(1)	66,800	$1,947,888
MEDNAX, Inc.(1)	11,200	1,240,960

		$3,188,848

Household Durables — 0.8%
Mohawk Industries, Inc.(1)	9,120	$1,276,982

		$1,276,982

Household Products — 0.9%
Colgate-Palmolive Co.	21,000	$1,382,010

		$1,382,010

Internet & Catalog Retail — 6.2%
Amazon.com, Inc.(1)	9,700	$3,818,114
Groupon, Inc.(1)	121,137	1,096,290
Netflix, Inc.(1)	4,600	1,682,680
priceline.com, Inc.(1)	2,500	2,980,825

		$9,577,909

Internet Software & Services — 6.9%
Facebook, Inc., Class A(1)	47,900	$2,251,779
Google, Inc., Class A(1)	6,700	7,099,253
Rackspace Hosting, Inc.(1)(2)	35,000	1,337,350

		$10,688,382

IT Services — 2.1%
Visa, Inc., Class A	15,700	$3,194,322

		$3,194,322

Leisure Equipment & Products — 1.8%
Brunswick Corp.	27,194	$1,242,766
Polaris Industries, Inc.	12,043	1,607,379

		$2,850,145

Machinery — 0.9%
Colfax Corp.(1)	24,300	$1,411,344

		$1,411,344

Media — 1.8%
Lions Gate Entertainment Corp.(1)(2)	48,700	$1,540,868
Twenty-First Century Fox, Inc., Class B	36,442	1,203,679

		$2,744,547

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.1%
Concho Resources, Inc.(1)	14,900	$1,548,557
EOG Resources, Inc.	11,700	1,930,500
Occidental Petroleum Corp.	16,300	1,547,848
Range Resources Corp.	17,900	1,389,935

		$6,416,840

Pharmaceuticals — 2.8%
Perrigo Co.(2)	15,600	$2,431,884
Roche Holding AG ADR	26,400	1,849,320

		$4,281,204

Road & Rail — 2.8%
Avis Budget Group, Inc.(1)	22,007	$811,178
J.B. Hunt Transport Services, Inc.	21,200	1,594,028
Kansas City Southern	16,446	1,990,295

		$4,395,501

Semiconductors & Semiconductor Equipment — 2.6%
Avago Technologies, Ltd.	54,800	$2,451,204
Monolithic Power Systems, Inc.	48,300	1,613,220

		$4,064,424

Software — 6.4%
Adobe Systems, Inc.(1)	37,704	$2,140,833
Guidewire Software, Inc.(1)	44,000	2,100,120
Infoblox, Inc.(1)	43,565	1,384,496
salesforce.com, inc.(1)	49,300	2,568,037
VMware, Inc., Class A(1)	21,400	1,725,482

		$9,918,968

Specialty Retail — 4.9%
DSW, Inc., Class A	51,200	$2,295,296
Lumber Liquidators Holdings, Inc.(1)(2)	10,300	1,037,107
Ross Stores, Inc.	18,732	1,432,249
Tractor Supply Co.	38,600	2,825,906

		$7,590,558

Trading Companies & Distributors — 2.8%
United Rentals, Inc.(1)	28,800	$1,979,424
W.W. Grainger, Inc.	9,300	2,398,656

		$4,378,080

Total Common Stocks (identified cost $108,298,741)		$149,258,440

Short-Term Investments — 8.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.04%(3)(4)	$7,484	$7,483,519
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	6,010	6,009,872

Total Short-Term Investments (identified cost $13,493,391)		$13,493,391

Total Investments — 104.9% (identified cost $121,792,132)		$162,751,831

Other Assets, Less Liabilities — (4.9)%		$(7,551,152)

Net Assets — 100.0%		$155,200,679

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at November 30, 2013.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at November 30, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities. At November 30, 2013, the Fund loaned securities having a market value of $7,329,601 and received $7,483,519 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2013 were $600 and $975, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$121,675,117

Gross unrealized appreciation	$41,763,647
Gross unrealized depreciation	(686,933)

Net unrealized appreciation	$41,076,714

Written options activity for the fiscal year to date ended November 30, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,164	$115,487
Options written	1,473	134,775
Options terminated in closing purchase transactions	(888)	(71,416)
Options exercised	(800)	(99,046)
Options expired	(949)	(79,800)

Outstanding, end of period	—	$—

At November 30, 2013, there were no obligations outstanding under these financial instruments.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended November 30, 2013, the Fund entered into option transactions on individual securities that it holds to generate premium income. The Fund also entered into a combination of option transactions on an individual security to seek return and/or seek to reduce the Fund’s exposure to a decline in the stock price.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$149,258,440	*	$—	$—	$149,258,440
Short-Term Investments	—		13,493,391	—	13,493,391
Total Investments	$149,258,440		$13,493,391	$—	$162,751,831

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 61.3%

Security	Shares	Value
Aerospace & Defense — 0.5%
Honeywell International, Inc.	1,558	$137,899
Meggitt PLC	27,253	222,151
Precision Castparts Corp.	387	100,020
United Technologies Corp.	3,831	424,705

		$884,775

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	6,804	$696,594

		$696,594

Auto Components — 1.1%
Bridgestone Corp.	8,700	$319,336
Compagnie Generale des Etablissements Michelin, Class B	1,600	173,613
Delphi Automotive PLC	5,997	351,124
Leoni AG	9,953	741,059
Valeo SA	2,848	302,048

		$1,887,180

Automobiles — 1.4%
Bayerische Motoren Werke AG	4,959	$568,643
Honda Motor Co., Ltd.	6,500	275,505
Mitsubishi Motors Corp.(1)	22,200	241,170
Nissan Motor Co., Ltd.	27,700	252,504
Peugeot SA(1)	23,323	369,914
Toyota Motor Corp.	12,800	799,355

		$2,507,091

Beverages — 1.1%
Asahi Group Holdings, Ltd.	7,500	$205,575
Belvedere SA(1)	13,154	185,320
Coca-Cola Co. (The)	15,704	631,144
Diageo PLC	5,028	160,183
Kirin Holdings Co., Ltd.	12,000	185,198
PepsiCo, Inc.	6,914	583,956

		$1,951,376

Biotechnology — 1.0%
Actelion, Ltd.(1)	4,075	$339,199
Alexion Pharmaceuticals, Inc.(1)	850	105,825
Amgen, Inc.	2,874	327,866
Biogen Idec, Inc.(1)	841	244,706
Celgene Corp.(1)	1,002	162,093
Gilead Sciences, Inc.(1)	2,946	220,390
Grifols SA	6,848	313,028

		$1,713,107

Building Products — 0.1%
Daikin Industries, Ltd.	3,900	$247,933

		$247,933

Security	Shares	Value
Capital Markets — 1.1%
Bank of New York Mellon Corp. (The)	1,733	$58,402
BlackRock, Inc.	213	64,486
Credit Suisse Group AG(1)	6,257	186,733
Franklin Resources, Inc.	1,011	55,999
FXCM, Inc., Class A	19,937	332,150
Goldman Sachs Group, Inc. (The)	373	63,015
Greenhill & Co., Inc.	6,250	341,938
Invesco, Ltd.	1,683	58,653
Mediobanca SpA(1)	34,676	295,771
Morgan Stanley	2,374	74,306
Northern Trust Corp.	909	53,622
Schroders PLC	4,713	189,794
State Street Corp.	943	68,471
T. Rowe Price Group, Inc.	670	53,908

		$1,897,248

Chemicals — 1.2%
CF Industries Holdings, Inc.	217	$47,171
Ecolab, Inc.	1,884	201,908
Frutarom Industries, Ltd.	18,606	347,973
Johnson Matthey PLC	5,170	267,834
LyondellBasell Industries NV, Class A	797	61,513
Monsanto Co.	3,331	377,502
Sherwin-Williams Co. (The)	289	52,896
Symrise AG	4,593	203,153
Victrex PLC	22,250	588,733

		$2,148,683

Commercial Banks — 3.7%
Banco Bilbao Vizcaya Argentaria SA	28,423	$338,682
Bank of Nova Scotia (The)	2,814	173,599
Bank of the Ozarks, Inc.	3,483	195,570
Bryn Mawr Bank Corp.	1,186	35,912
Chemical Financial Corp.	476	15,242
City Holding Co.	2,957	145,514
Columbia Banking System, Inc.	3,179	88,122
Commonwealth Bank of Australia	2,457	173,983
Community Bank System, Inc.	2,106	81,839
First Commonwealth Financial Corp.	3,968	37,141
First Financial Bancorp	3,240	53,557
First Financial Bankshares, Inc.	2,849	189,117
First Financial Corp.	894	32,819
First Merchants Corp.	1,870	39,625
German American Bancorp, Inc.	1,214	36,287
Glacier Bancorp, Inc.	18,534	555,279
HSBC Holdings PLC	74,482	831,795
Jyske Bank A/S(1)	2,740	148,023
Lakeland Financial Corp.	1,065	40,843
MB Financial, Inc.	2,618	85,373
Nordea Bank AB	15,825	204,171
PacWest Bancorp	9,007	370,548
Peoples Bancorp, Inc.	1,268	30,381
PNC Financial Services Group, Inc. (The)	767	59,021
PrivateBancorp, Inc.	1,043	28,922
Societe Generale SA	3,707	212,721
Standard Chartered PLC	16,292	385,350
Sumitomo Mitsui Financial Group, Inc.	4,400	218,930
Svenska Handelsbanken AB, Class A	4,294	199,288
S.Y. Bancorp, Inc.	1,185	40,017

Security	Shares	Value
Texas Capital Bancshares, Inc.(1)	3,170	$178,059
U.S. Bancorp	1,774	69,576
UMB Financial Corp.	1,836	117,724
Umpqua Holdings Corp.	10,453	192,440
United Bankshares, Inc.	4,166	135,187
United Overseas Bank, Ltd.	6,000	100,003
Wells Fargo & Co.	13,355	587,887

		$6,428,547

Commercial Services & Supplies — 1.2%
ADT Corp. (The)	684	$27,743
Aggreko PLC	13,072	342,690
Ceco Environmental Corp.	13,994	222,924
Covanta Holding Corp.	27,896	499,338
De La Rue PLC	35,109	518,397
Heritage-Crystal Clean, Inc.(1)	1,713	31,879
Tetra Tech, Inc.(1)	10,707	306,113
US Ecology, Inc.	1,148	44,175
Waste Connections, Inc.	507	22,278

		$2,015,537

Communications Equipment — 0.5%
Cisco Systems, Inc.	19,142	$406,768
Motorola Solutions, Inc.	5,039	331,969
QUALCOMM, Inc.	2,162	159,080

		$897,817

Computers & Peripherals — 1.4%
Apple, Inc.	3,130	$1,740,499
EMC Corp.	5,357	127,764
Wincor Nixdorf AG	8,807	601,799

		$2,470,062

Construction & Engineering — 2.6%
Argan, Inc.	1,382	$32,408
Comfort Systems USA, Inc.	2,286	46,863
Dycom Industries, Inc.(1)	3,605	102,021
EMCOR Group, Inc.	13,022	517,364
FLSmidth & Co. A/S	5,299	276,362
Fomento de Construcciones y Contratas SA(1)	10,214	215,617
Granite Construction, Inc.	13,231	413,469
Layne Christensen Co.(1)	1,159	19,297
MasTec, Inc.(1)	11,104	351,442
MYR Group, Inc.(1)	1,210	30,746
NCC AB, Class B	20,738	645,287
Northwest Pipe Co.(1)	1,227	47,828
Orion Marine Group, Inc.(1)	7,402	87,862
Outotec Oyj	23,379	237,890
Pike Electric Corp.	5,931	62,335
Primoris Services Corp.	11,169	321,220
Quanta Services, Inc.(1)	16,769	496,530
Tutor Perini Corp.(1)	14,793	362,281
URS Corp.	5,848	303,920

		$4,570,742

Construction Materials — 0.1%
Buzzi Unicem SpA	10,931	$187,046

		$187,046

Consumer Finance — 0.3%
American Express Co.	932	$79,966
Capital One Financial Corp.	1,657	118,691
Discover Financial Services	2,393	127,547
First Cash Financial Services, Inc.(1)	4,049	257,435

		$583,639

Security	Shares	Value
Containers & Packaging — 0.2%
Rexam PLC	24,342	$198,794
Smurfit Kappa Group PLC	7,870	186,883

		$385,677

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	1,374	$160,112
Bolsas y Mercados Espanoles SA	5,559	202,970
Citigroup, Inc.	7,156	378,695
ING Groep NV(1)	22,644	293,822
JPMorgan Chase & Co.	9,018	516,010

		$1,551,609

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	17,999	$633,745
CenturyLink, Inc.	2,056	63,119
Elisa Oyj	7,758	195,379
TELUS Corp.	3,960	140,243
Verizon Communications, Inc.	5,591	277,425

		$1,309,911

Electric Utilities — 0.8%
American Electric Power Co., Inc.	2,765	$130,121
Edison International	2,213	102,263
NextEra Energy, Inc.	5,797	490,368
Northeast Utilities	5,851	240,359
PPL Corp.	2,832	86,971
Southern Co. (The)	2,399	97,471
Xcel Energy, Inc.	7,618	213,456

		$1,361,009

Electrical Equipment — 2.5%
Acuity Brands, Inc.	4,749	$486,915
AZZ, Inc.	5,720	279,594
Babcock & Wilcox Co. (The)	15,305	496,953
Coleman Cable, Inc.	10,057	246,899
Encore Wire Corp.	589	29,580
Generac Holdings, Inc.	9,923	528,499
Global Power Equipment Group, Inc.	2,778	54,254
Hubbell, Inc., Class B	4,214	454,733
Nexans SA	9,713	432,685
Osram Licht AG(1)	4,561	269,627
Power Solutions International, Inc.(1)	3,862	288,878
PowerSecure International, Inc.(1)	5,762	101,238
Prysmian SpA	12,021	313,670
Rockwell Automation, Inc.	601	68,261
Roper Industries, Inc.	1,484	192,475

		$4,244,261

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	685	$58,225
FUJIFILM Holdings Corp.	10,200	279,248
Kyocera Corp.	5,200	275,730
Taiyo Yuden Co., Ltd.	19,600	251,860
Yaskawa Electric Corp.	19,000	255,130

		$1,120,193

Security	Shares	Value
Energy Equipment & Services — 0.5%
Cameron International Corp.(1)	976	$54,061
Frank’s International NV	4,945	118,334
Ocean Rig UDW, Inc.(1)	9,611	200,197
Petroleum Geo-Services ASA	24,408	291,648
TGS Nopec Geophysical Co. ASA	8,117	213,762

		$878,002

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	1,115	$139,854
CVS Caremark Corp.	6,437	431,022
Delhaize Group SA	4,412	256,534
Kesko Oyj, Class B	18,258	681,341
Kroger Co. (The)	3,948	164,829
Sysco Corp.	3,059	102,874
Wal-Mart Stores, Inc.	7,020	568,690
Walgreen Co.	5,259	311,333

		$2,656,477

Food Products — 1.2%
Bunge, Ltd.	2,102	$168,412
Campbell Soup Co.	6,523	252,636
ConAgra Foods, Inc.	2,877	94,912
General Mills, Inc.	2,468	124,461
Hershey Co. (The)	5,407	523,884
Kellogg Co.	2,368	143,596
Kraft Foods Group, Inc.	654	34,740
Nestle SA	9,526	694,916

		$2,037,557

Health Care Equipment & Supplies — 1.0%
Baxter International, Inc.	1,933	$132,314
Covidien PLC	1,278	87,236
GN Store Norden A/S	9,038	215,382
Intuitive Surgical, Inc.(1)	150	56,535
Medtronic, Inc.	9,060	519,319
Olympus Corp.(1)	8,100	272,963
Terumo Corp.	5,400	282,704
Zimmer Holdings, Inc.	1,721	157,317

		$1,723,770

Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	5,467	$385,587
Cardinal Health, Inc.	2,318	149,743
Cigna Corp.	2,000	174,900
DaVita HealthCare Partners, Inc.(1)	2,226	132,558
McKesson Corp.	1,534	254,475
Rhoen-Klinikum AG	6,347	176,935
UnitedHealth Group, Inc.	2,899	215,918
WellPoint, Inc.	1,500	139,320

		$1,629,436

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	4,508	$162,784
Compass Group PLC	39,370	592,657
Domino’s Pizza Group PLC	59,051	530,343
Marriott International, Inc., Class A	1,557	73,210

		$1,358,994

Household Durables — 0.7%
Casio Computer Co., Ltd.	20,800	$236,185
JM AB	21,532	606,087
Sony Corp.	16,100	294,295

		$1,136,567

Security	Shares	Value
Household Products — 0.7%
Colgate-Palmolive Co.	2,802	$184,400
Kimberly-Clark Corp.	2,375	259,255
Procter & Gamble Co.	5,713	481,149
Reckitt Benckiser Group PLC	2,535	203,374

		$1,128,178

Industrial Conglomerates — 0.7%
3M Co.	2,547	$340,050
General Electric Co.	32,166	857,546

		$1,197,596

Insurance — 2.5%
ACE, Ltd.	540	$55,501
Aflac, Inc.	1,768	117,342
Ageas NV SA	6,329	266,826
Allianz SE	2,584	448,315
Allstate Corp. (The)	1,066	57,852
Aon PLC	1,407	114,868
Assicurazioni Generali SpA	8,660	198,425
AXA SA	7,631	199,624
Chubb Corp.	563	54,301
Delta Lloyd NV	8,959	217,430
eHealth, Inc.(1)	7,641	346,214
Hannover Rueckversicherung AG	3,002	249,444
Lancashire Holdings, Ltd.	48,761	627,808
Loews Corp.	1,054	49,907
Marsh & McLennan Cos., Inc.	1,253	59,455
Mediolanum SpA	26,009	230,794
Muenchener Rueckversicherungs-Gesellschaft AG	940	205,264
Prudential Financial, Inc.	842	74,736
Prudential PLC	10,379	221,353
Swiss Life Holding AG(1)	1,316	271,840
Swiss Reinsurance Co., Ltd.(1)	2,307	205,012
Travelers Companies, Inc. (The)	584	52,992

		$4,325,303

Internet Software & Services — 1.0%
eBay, Inc.(1)	2,117	$106,951
Google, Inc., Class A(1)	1,111	1,177,204
Yahoo! Inc.(1)	9,998	369,726

		$1,653,881

IT Services — 1.8%
Accenture PLC, Class A	2,069	$160,285
Automatic Data Processing, Inc.	7,086	567,022
Cognizant Technology Solutions Corp., Class A(1)	721	67,695
Fidelity National Information Services, Inc.	2,617	132,630
Fiserv, Inc.(1)	2,365	259,890
International Business Machines Corp.	3,623	650,981
MasterCard, Inc., Class A	562	427,575
Paychex, Inc.	5,707	249,567
Visa, Inc., Class A	1,801	366,431
Wirecard AG	5,235	195,489

		$3,077,565

Leisure Equipment & Products — 0.4%
Mattel, Inc.	3,156	$146,028
Nikon Corp.	15,100	286,897
Yamaha Corp.	14,500	228,987

		$661,912

Security	Shares	Value
Life Sciences Tools & Services — 0.7%
Gerresheimer AG	9,730	$655,300
ICON PLC(1)	6,062	231,205
Lonza Group AG(1)	2,241	208,460
Thermo Fisher Scientific, Inc.	1,126	113,557

		$1,208,522

Machinery — 5.3%
Alfa Laval AB	13,669	$323,617
Amada Co., Ltd.	27,000	239,554
American Railcar Industries, Inc.	5,527	239,872
Deere & Co.	1,930	162,583
DMG Mori Seiki	21,260	654,814
Douglas Dynamics, Inc.	5,026	80,114
FreightCar America, Inc.	14,083	327,852
GEA Group AG	5,278	245,720
Georg Fischer AG(1)	987	679,358
Global Brass & Copper Holdings, Inc.	13,182	217,503
Greenbrier Cos., Inc.(1)	8,807	275,219
Hitachi Construction Machinery Co., Ltd.	12,000	257,452
Ingersoll-Rand PLC	4,936	352,529
JTEKT Corp.	18,100	280,487
Komatsu, Ltd.	11,600	241,937
Kubota Corp.	15,000	256,775
KUKA AG	13,359	626,779
L.B. Foster Co., Class A	524	24,560
Mueller Industries, Inc.	7,202	439,898
Mueller Water Products, Inc.	53,180	457,880
NGK Insulators, Ltd.	14,000	256,863
Oshkosh Corp.	774	37,733
Pentair, Ltd.	328	23,196
Proto Labs, Inc.(1)	5,772	428,860
RBC Bearings, Inc.(1)	1,144	78,238
Schindler Holding AG PC	2,394	329,798
Standex International Corp.	1,275	75,123
Titan International, Inc.	15,366	265,064
Trimas Corp.(1)	11,258	411,818
Trinity Industries, Inc.	6,186	321,115
Wabash National Corp.(1)	21,389	259,663
Weir Group PLC (The)	9,761	341,421

		$9,213,395

Media — 1.3%
British Sky Broadcasting Group PLC	23,580	$315,890
Eutelsat Communications SA	6,829	200,640
Liberty Media Corp., Class A(1)	914	140,262
Omnicom Group, Inc.	5,144	367,539
Pearson PLC	10,423	230,137
Reed Elsevier PLC	23,837	344,283
SES SA	10,484	310,245
Thomson Reuters Corp.	6,899	258,351
Time Warner Cable, Inc.	958	132,415

		$2,299,762

Metals & Mining — 0.5%
Boliden AB	22,101	$322,280
Newmont Mining Corp.	2,243	55,694
Nucor Corp.	1,769	90,325
SSAB AB	33,046	238,546
Vedanta Resources PLC	12,276	177,314

		$884,159

Security	Shares	Value
Multi-Utilities — 0.5%
Consolidated Edison, Inc.	1,651	$91,152
Dominion Resources, Inc.	4,038	262,106
DTE Energy Co.	6,707	447,625
Sempra Energy	1,434	126,823

		$927,706

Multiline Retail — 0.2%
Marks & Spencer Group PLC	32,037	$254,906
Nordstrom, Inc.	2,459	152,974

		$407,880

Office Electronics — 0.5%
Canon, Inc.	8,400	$279,777
Konica Minolta Holdings, Inc.	28,000	282,521
Ricoh Co., Ltd.	24,000	275,845

		$838,143

Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp.	914	$81,181
Chevron Corp.	7,508	919,279
ConocoPhillips	8,325	606,060
EOG Resources, Inc.	555	91,575
Exxon Mobil Corp.	14,856	1,388,739
Hess Corp.	239	19,390
Kinder Morgan, Inc.	9,629	342,215
Marathon Oil Corp.	2,045	73,702
Noble Energy, Inc.	1,300	91,312
Suncor Energy, Inc.	1,476	51,300
Valero Energy Corp.	1,498	68,489

		$3,733,242

Paper & Forest Products — 0.5%
International Paper Co.	1,176	$54,860
Mondi PLC	15,103	247,905
Stora Enso Oyj	30,878	304,384
UPM-Kymmene Oyj	18,210	302,080

		$909,229

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,479	$110,866
Kao Corp.	6,900	227,008

		$337,874

Pharmaceuticals — 2.2%
Actavis PLC(1)	1,752	$285,699
Allergan, Inc.	1,913	185,657
Astellas Pharma, Inc.	4,500	267,019
Daiichi Sankyo Co., Ltd.	4,600	84,562
Eli Lilly & Co.	2,500	125,550
Galenica AG	220	218,188
Johnson & Johnson	7,340	694,805
Mylan, Inc.(1)	4,910	216,678
Novo Nordisk A/S, Class B	721	128,889
Pfizer, Inc.	30,107	955,295
Roche Holding AG PC	358	99,855
Sanofi	2,537	268,056
Takeda Pharmaceutical Co., Ltd.	4,600	223,651

		$3,753,904

Professional Services — 0.6%
Intertek Group PLC	4,638	$230,228
USG People NV	14,484	192,372
WS Atkins PLC	30,418	668,143

		$1,090,743

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	779	$60,583
AvalonBay Communities, Inc.	743	88,090
Boston Properties, Inc.	916	91,133
Eurocommercial Properties NV	15,616	632,541
HCP, Inc.	2,078	76,408
Healthcare Trust of America, Inc., Class A	23,620	239,743
Land Securities Group PLC	12,535	195,262
Public Storage, Inc.	626	95,590
Ryman Hospitality Properties, Inc.	9,847	412,294
Unibail-Rodamco SE	737	192,422
Ventas, Inc.	1,453	82,574
Vornado Realty Trust	1,136	99,888
Washington Real Estate Investment Trust	10,890	258,529
Wereldhave NV	8,639	659,004
Westfield Group	3,834	36,255

		$3,220,316

Real Estate Management & Development — 0.8%
Fabege AB	54,812	$630,248
Mitsubishi Estate Co., Ltd.	6,000	166,759
TAG Immobilien AG	48,803	572,008

		$1,369,015

Road & Rail — 0.4%
Union Pacific Corp.	3,732	$604,733

		$604,733

Semiconductors & Semiconductor Equipment — 0.2%
STMicroelectronics NV	35,968	$283,688

		$283,688

Software — 1.6%
AVG Technologies NV(1)	13,882	$239,881
Intuit, Inc.	4,387	325,647
Microsoft Corp.	30,546	1,164,719
Oracle Corp.	20,375	719,034
salesforce.com, inc.(1)	2,228	116,057
Trend Micro, Inc.	5,700	223,522

		$2,788,860

Specialty Retail — 0.3%
Dufry AG(1)	1,311	$221,255
Industria de Diseno Textil SA	1,396	222,689

		$443,944

Textiles, Apparel & Luxury Goods — 1.5%
Adidas AG	3,578	$434,382
Christian Dior SA	1,276	248,571
Compagnie Financiere Richemont SA, Class A	2,013	203,969
Gerry Weber International AG	13,529	568,798
Luxottica Group SpA	3,823	201,697
LVMH Moet Hennessy Louis Vuitton SA	2,808	528,494
Salvatore Ferragamo SpA	5,731	227,446
Swatch Group, Ltd. (The)	1,894	211,304

		$2,624,661

Thrifts & Mortgage Finance — 0.6%
Astoria Financial Corp.	21,453	$299,913
Brookline Bancorp, Inc.	19,952	182,361
Northwest Bancshares, Inc.	16,281	243,238
Oritani Financial Corp.	13,291	216,510
Provident Financial Services, Inc.	4,708	92,042

		$1,034,064

Security	Shares	Value
Tobacco — 0.7%
Altria Group, Inc.	7,625	$281,973
British American Tobacco PLC	4,991	265,522
Imperial Tobacco Group PLC	1,712	65,029
Philip Morris International, Inc.	5,486	469,272
Reynolds American, Inc.	3,867	195,090

		$1,276,886

Trading Companies & Distributors — 0.7%
Ashtead Group PLC	19,026	$216,137
Bunzl PLC	8,599	195,089
Fastenal Co.	994	46,251
Mitsui & Co., Ltd.	18,900	262,139
Sumitomo Corp.	20,400	252,661
Toyota Tsusho Corp.	10,500	270,906

		$1,243,183

Wireless Telecommunication Services — 0.7%
Freenet AG(1)	7,209	$204,103
KDDI Corp.	3,600	226,644
Millicom International Cellular SA SDR	2,102	188,568
SoftBank Corp.	3,800	308,366
Tele2 AB, Class B	26,324	320,711

		$1,248,392

Total Common Stocks (identified cost $94,946,254)		$106,267,576

U.S. Treasury Obligations — 13.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond:
8.75%, 5/15/20	$287	$408,139
8.75%, 8/15/20	205	294,324

		$702,463

U.S. Treasury Note:
0.625%, 7/15/14	$48	$48,248
0.75%, 12/15/13	48	47,912
0.75%, 6/15/14	48	48,063
0.75%, 10/31/17	1,470	1,458,385
0.75%, 12/31/17	715	707,560
1.00%, 5/15/14	48	47,792
1.00%, 8/31/16	624	632,471
1.00%, 8/31/19	919	884,392
1.125%, 12/31/19	600	577,228
1.25%, 2/15/14	47	47,512
1.25%, 9/30/15	26	26,370
1.375%, 9/30/18	433	434,705
1.375%, 5/31/20	1,005	969,846
1.50%, 6/30/16	592	608,581
1.50%, 8/31/18	371	375,274
1.50%, 3/31/19	706	706,510
1.75%, 3/31/14	47	47,052
1.75%, 7/31/15	107	109,692
1.875%, 6/30/15	25	25,960
2.00%, 1/31/16	25	26,118
2.125%, 5/31/15	25	25,819
2.125%, 2/29/16	25	26,110
2.375%, 8/31/14	71	71,971
2.375%, 9/30/14	25	25,460

Security	Principal Amount (000’s omitted)	Value
2.375%, 10/31/14	$25	$25,506
2.375%, 7/31/17	552	581,873
2.375%, 5/31/18	346	364,497
2.50%, 4/30/15	25	25,606
2.625%, 7/31/14	71	71,664
2.625%, 12/31/14	25	25,460
2.625%, 4/30/16	65	68,625
2.625%, 1/31/18	331	351,989
2.625%, 8/15/20	3,362	3,501,311
2.75%, 11/30/16	595	633,479
2.75%, 5/31/17	328	350,764
2.75%, 12/31/17	329	351,846
2.75%, 2/28/18	329	351,876
2.75%, 2/15/19	387	412,274
2.875%, 3/31/18	360	386,934
3.125%, 10/31/16	857	920,639
3.125%, 4/30/17	838	905,528
3.125%, 5/15/19	380	411,939
3.25%, 6/30/16	24	25,644
3.25%, 7/31/16	287	308,233
3.25%, 12/31/16	323	349,404
3.375%, 11/15/19	286	313,776
3.50%, 5/15/20	754	829,496
3.625%, 8/15/19	392	434,971
3.625%, 2/15/20	870	965,124
3.75%, 11/15/18	368	410,733
4.00%, 2/15/15	24	24,784
4.25%, 11/15/14	24	24,621
4.25%, 8/15/15	23	24,891
4.50%, 2/15/16	23	25,001
4.50%, 5/15/17	779	878,743
5.125%, 5/15/16	159	176,857

		$22,513,119

Total U.S. Treasury Obligations (identified cost $23,095,217)		$23,215,582

Exchange-Traded Funds(2) — 14.3%

Security	Shares	Value
Equity Funds — 0.7%
Vanguard Extended Market Index Fund ETF	15,645	$1,270,374

		$1,270,374

Corporate Bond Funds — 2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,720	$2,490,415
iShares Intermediate Credit Bond ETF	13,060	1,417,663

		$3,908,078

Municipal Bond Funds — 11.3%
Market Vectors High-Yield Municipal Index ETF	675,997	$19,624,193

		$19,624,193

Total Exchange-Traded Funds (identified cost $25,479,731)		$24,802,645

Short-Term Investments — 9.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$16,165	$16,165,431

Total Short-Term Investments (identified cost $16,165,431)		$16,165,431

Total Investments — 98.3% (identified cost $159,686,633)		$170,451,234

Other Assets, Less Liabilities — 1.7%		$2,949,702

Net Assets — 100.0%		$173,400,936

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940 Act in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2013 was $8,113.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	32.6%	$56,439,250
Japan	5.9	10,293,953
United Kingdom	5.7	9,917,200
Germany	4.4	7,621,632
Switzerland	2.4	4,153,575
Sweden	2.0	3,490,235
France	1.9	3,314,108
Netherlands	1.2	1,995,169
Finland	1.0	1,721,074
Italy	1.0	1,654,849
Spain	0.7	1,292,986
Denmark	0.4	768,656
Canada	0.4	623,493
Belgium	0.3	523,360
Norway	0.3	505,410
Luxembourg	0.3	498,813
Ireland	0.2	418,088
Israel	0.2	347,973
Australia	0.1	210,238
Cyprus	0.1	200,197
India	0.1	177,314
Singapore	0.1	100,003

Common Stocks	61.3%	$106,267,576
U.S. Treasury Obligations	13.4	23,215,582
Exchange-Traded Funds	14.3	24,802,645
Short-Term Investments	9.3	16,165,431

Total Investments	98.3%	$170,451,234

The Fund did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$159,681,512

Gross unrealized appreciation	$12,512,047
Gross unrealized depreciation	(1,742,325)

Net unrealized appreciation	$10,769,722

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,784,687	$11,543,304		$—	$13,327,991
Consumer Staples	6,258,348	3,130,000		—	9,388,348
Energy	4,105,834	505,410		—	4,611,244
Financials	10,001,071	10,408,670		—	20,409,741
Health Care	6,274,548	3,754,191		—	10,028,739
Industrials	15,264,933	10,744,559		—	26,009,492
Information Technology	9,925,600	3,204,609		—	13,130,209
Materials	941,869	3,572,925		—	4,514,794
Telecommunication Services	1,114,532	1,443,771		—	2,558,303
Utilities	2,288,715	—		—	2,288,715
Total Common Stocks	$57,960,137	$48,307,439	*	$—	$106,267,576
U.S. Treasury Obligations	$—	$23,215,582		$—	$23,215,582
Exchange-Traded Funds	24,802,645	—		—	24,802,645
Short-Term Investments	—	16,165,431		—	16,165,431
Total Investments	$82,762,782	$87,688,452		$—	$170,451,234

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Richard Bernstein Equity Strategy Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 0.9%
Honeywell International, Inc.	12,952	$1,146,382
Meggitt PLC	169,117	1,378,547
Precision Castparts Corp.	3,643	941,533
United Technologies Corp.	17,798	1,973,086

		$5,439,548

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	34,658	$3,548,286

		$3,548,286

Auto Components — 1.2%
Bridgestone Corp.	69,500	$2,551,019
Compagnie Generale des Etablissements Michelin, Class B	6,325	686,313
Delphi Automotive PLC	19,801	1,159,348
Leoni AG	17,447	1,299,032
Valeo SA	16,998	1,802,742

		$7,498,454

Automobiles — 2.3%
Bayerische Motoren Werke AG	23,381	$2,681,074
Honda Motor Co., Ltd.	39,100	1,657,266
Mitsubishi Motors Corp.(1)	132,900	1,443,759
Nissan Motor Co., Ltd.	168,400	1,535,080
Peugeot SA(1)	139,147	2,206,938
Toyota Motor Corp.	82,300	5,139,605

		$14,663,722

Beverages — 1.9%
Asahi Group Holdings, Ltd.	49,700	$1,362,277
Belvedere SA(1)	146,632	2,065,819
Coca-Cola Co. (The)	80,640	3,240,922
Diageo PLC	37,828	1,205,129
Kirin Holdings Co., Ltd.	81,000	1,250,087
PepsiCo, Inc.	33,495	2,828,988

		$11,953,222

Biotechnology — 1.7%
Actelion, Ltd.(1)	24,317	$2,024,125
Alexion Pharmaceuticals, Inc.(1)	6,356	791,322
Amgen, Inc.	13,382	1,526,618
Biogen Idec, Inc.(1)	6,714	1,953,573
Celgene Corp.(1)	3,533	571,533
Gilead Sciences, Inc.(1)	22,504	1,683,524
Grifols SA	40,873	1,868,339

		$10,419,034

Building Products — 0.2%
Daikin Industries, Ltd.	24,100	$1,532,098

		$1,532,098

1

Security	Shares	Value
Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	24,170	$814,529
BlackRock, Inc.	2,980	902,195
Credit Suisse Group AG(1)	24,730	738,039
Franklin Resources, Inc.	14,151	783,824
FXCM, Inc., Class A	118,370	1,972,044
Goldman Sachs Group, Inc. (The)	3,684	622,375
Greenhill & Co., Inc.	37,730	2,064,208
Invesco, Ltd.	23,691	825,631
Mediobanca SpA(1)	304,773	2,599,576
Morgan Stanley	13,555	424,272
Northern Trust Corp.	12,581	742,153
Schroders PLC	28,029	1,128,737
State Street Corp.	9,428	684,567
T. Rowe Price Group, Inc.	9,337	751,255

		$15,053,405

Chemicals — 1.6%
CF Industries Holdings, Inc.	3,038	$660,401
Ecolab, Inc.	14,120	1,513,240
Frutarom Industries, Ltd.	56,300	1,052,933
Johnson Matthey PLC	30,745	1,592,760
LyondellBasell Industries NV, Class A	11,291	871,439
Monsanto Co.	15,184	1,720,803
Sherwin-Williams Co. (The)	4,062	743,468
Symrise AG	27,407	1,212,239
Victrex PLC	34,883	923,001

		$10,290,284

Commercial Banks — 6.7%
Banco Bilbao Vizcaya Argentaria SA	67,694	$806,627
Bank of Nova Scotia (The)	15,358	947,454
Bank of the Ozarks, Inc.	27,213	1,528,010
Bryn Mawr Bank Corp.	13,676	414,109
Chemical Financial Corp.	7,376	236,180
City Holding Co.	21,142	1,040,398
Columbia Banking System, Inc.	38,242	1,060,068
Commonwealth Bank of Australia	18,202	1,288,907
Community Bank System, Inc.	26,945	1,047,083
First Commonwealth Financial Corp.	45,595	426,769
First Financial Bancorp	42,828	707,947
First Financial Bankshares, Inc.	21,748	1,443,632
First Financial Corp.	10,268	376,938
First Merchants Corp.	21,456	454,653
German American Bancorp, Inc.	13,977	417,773
Glacier Bancorp, Inc.	86,199	2,582,522
HSBC Holdings PLC	466,712	5,212,115
Jyske Bank A/S(1)	32,785	1,771,144
Lakeland Financial Corp.	12,339	473,201
MB Financial, Inc.	15,282	498,346
Nordea Bank AB	65,411	843,921
PacWest Bancorp	37,756	1,553,282
Peoples Bancorp, Inc.	14,408	345,216
PNC Financial Services Group, Inc. (The)	10,580	814,131
PrivateBancorp, Inc.	20,912	579,890
Societe Generale SA	15,691	900,404
Standard Chartered PLC	67,439	1,595,115
Sumitomo Mitsui Financial Group, Inc.	36,200	1,801,197
Svenska Handelsbanken AB, Class A	17,066	792,046
S.Y. Bancorp, Inc.	13,651	460,994

2

Security	Shares	Value
Texas Capital Bancshares, Inc.(1)	25,443	$1,429,133
U.S. Bancorp	22,773	893,157
UMB Financial Corp.	19,036	1,220,588
Umpqua Holdings Corp.	83,929	1,545,133
United Bankshares, Inc.	34,806	1,129,455
United Overseas Bank, Ltd.	37,000	616,687
Wells Fargo & Co.	66,552	2,929,619

		$42,183,844

Commercial Services & Supplies — 1.8%
ADT Corp. (The)	7,777	$315,435
Aggreko PLC	77,729	2,037,708
Ceco Environmental Corp.	135,277	2,154,963
Covanta Holding Corp.	131,971	2,362,281
De La Rue PLC	79,391	1,172,236
Heritage-Crystal Clean, Inc.(1)	19,980	371,828
Tetra Tech, Inc.(1)	67,780	1,937,830
US Ecology, Inc.	14,122	543,415
Waste Connections, Inc.	10,359	455,174

		$11,350,870

Communications Equipment — 0.8%
Cisco Systems, Inc.	117,674	$2,500,573
Motorola Solutions, Inc.	21,143	1,392,901
QUALCOMM, Inc.	19,306	1,420,535

		$5,314,009

Computers & Peripherals — 2.0%
Apple, Inc.	19,449	$10,815,005
EMC Corp.	39,287	936,995
Wincor Nixdorf AG	16,087	1,099,255

		$12,851,255

Construction & Engineering — 3.9%
Argan, Inc.	15,893	$372,691
Comfort Systems USA, Inc.	26,237	537,858
Dycom Industries, Inc.(1)	16,843	476,657
EMCOR Group, Inc.	62,733	2,492,382
FLSmidth & Co. A/S	31,608	1,648,469
Fomento de Construcciones y Contratas SA(1)	60,971	1,287,094
Granite Construction, Inc.	62,289	1,946,531
Layne Christensen Co.(1)	13,497	224,725
MasTec, Inc.(1)	67,169	2,125,899
MYR Group, Inc.(1)	13,983	355,308
NCC AB, Class B	57,361	1,784,854
Northwest Pipe Co.(1)	14,062	548,137
Orion Marine Group, Inc.(1)	35,048	416,020
Outotec Oyj	139,439	1,418,841
Pike Electric Corp.	26,165	274,994
Primoris Services Corp.	44,036	1,266,475
Quanta Services, Inc.(1)	109,761	3,250,023
Tutor Perini Corp.(1)	62,087	1,520,511
URS Corp.	51,612	2,682,276

		$24,629,745

Construction Materials — 0.2%
Buzzi Unicem SpA	65,235	$1,116,268

		$1,116,268

3

Security	Shares	Value
Consumer Finance — 0.6%
American Express Co.	11,985	$1,028,313
Capital One Financial Corp.	10,314	738,792
Discover Financial Services	14,814	789,586
First Cash Financial Services, Inc.(1)	24,036	1,528,209

		$4,084,900

Containers & Packaging — 0.4%
Rexam PLC	145,862	$1,191,213
Smurfit Kappa Group PLC	46,969	1,115,339

		$2,306,552

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	11,134	$1,297,445
Bolsas y Mercados Espanoles SA	33,177	1,211,356
Citigroup, Inc.	30,970	1,638,932
ING Groep NV(1)	63,236	820,531
JPMorgan Chase & Co.	45,020	2,576,045

		$7,544,309

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	113,916	$4,010,982
CenturyLink, Inc.	22,492	690,505
Elisa Oyj	46,300	1,166,027
TELUS Corp.	29,006	1,027,242
Verizon Communications, Inc.	41,242	2,046,428

		$8,941,184

Electric Utilities — 1.4%
American Electric Power Co., Inc.	21,480	$1,010,849
Edison International	16,443	759,831
NextEra Energy, Inc.	27,152	2,296,788
Northeast Utilities	37,426	1,537,460
PPL Corp.	24,523	753,101
Southern Co. (The)	22,129	899,101
Xcel Energy, Inc.	46,661	1,307,441

		$8,564,571

Electrical Equipment — 3.7%
Acuity Brands, Inc.	23,400	$2,399,202
AZZ, Inc.	33,211	1,623,354
Babcock & Wilcox Co. (The)	73,179	2,376,122
Coleman Cable, Inc.	59,691	1,465,414
Encore Wire Corp.	12,003	602,791
Generac Holdings, Inc.	48,152	2,564,575
Global Power Equipment Group, Inc.	20,332	397,084
Hubbell, Inc., Class B	19,926	2,150,215
Nexans SA	17,481	778,726
Osram Licht AG(1)	27,208	1,608,420
Power Solutions International, Inc.(1)	22,917	1,714,191
PowerSecure International, Inc.(1)	80,315	1,411,134
Prysmian SpA	73,947	1,929,539
Rockwell Automation, Inc.	8,053	914,660
Roper Industries, Inc.	11,167	1,448,360

		$23,383,787

Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	9,554	$812,090
FUJIFILM Holdings Corp.	60,900	1,667,275

4

Security	Shares	Value
Kyocera Corp.	31,200	$1,654,380
Taiyo Yuden Co., Ltd.	117,200	1,506,021
Yaskawa Electric Corp.	119,000	1,597,921

		$7,237,687

Energy Equipment & Services — 1.1%
Cameron International Corp.(1)	7,591	$420,465
Frank’s International NV	70,586	1,689,123
Ocean Rig UDW, Inc.(1)	57,188	1,191,226
Petroleum Geo-Services ASA	145,634	1,740,164
TGS Nopec Geophysical Co. ASA	81,528	2,147,048

		$7,188,026

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	10,256	$1,286,410
CVS Caremark Corp.	29,261	1,959,317
Delhaize Group SA	41,303	2,401,544
Kesko Oyj, Class B	52,318	1,952,371
Kroger Co. (The)	31,164	1,301,097
Sysco Corp.	23,094	776,651
Wal-Mart Stores, Inc.	33,750	2,734,087
Walgreen Co.	20,715	1,226,328

		$13,637,805

Food Products — 2.3%
Bunge, Ltd.	15,833	$1,268,540
Campbell Soup Co.	71,583	2,772,410
ConAgra Foods, Inc.	33,513	1,105,594
General Mills, Inc.	23,510	1,185,609
Hershey Co. (The)	33,847	3,279,436
Kellogg Co.	17,937	1,087,700
Kraft Foods Group, Inc.	9,345	496,406
Nestle SA	49,212	3,589,983

		$14,785,678

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	15,287	$1,046,395
Covidien PLC	11,394	777,754
GN Store Norden A/S	53,907	1,284,643
Intuitive Surgical, Inc.(1)	1,645	620,001
Medtronic, Inc.	45,025	2,580,833
Olympus Corp.(1)	48,700	1,641,147
Terumo Corp.	33,300	1,743,340
Zimmer Holdings, Inc.	12,788	1,168,951

		$10,863,064

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	24,035	$1,695,189
Cardinal Health, Inc.	17,166	1,108,924
Cigna Corp.	15,196	1,328,890
DaVita HealthCare Partners, Inc.(1)	16,682	993,413
McKesson Corp.	12,380	2,053,718
Rhoen-Klinikum AG	37,883	1,056,062
UnitedHealth Group, Inc.	21,515	1,602,437
WellPoint, Inc.	10,136	941,432

		$10,780,065

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	25,274	$912,644
Compass Group PLC	186,648	2,809,712
Domino’s Pizza Group PLC	89,360	802,551
Marriott International, Inc., Class A	20,326	955,728

		$5,480,635

5

Security	Shares	Value
Household Durables — 0.7%
Casio Computer Co., Ltd.	124,400	$1,412,567
JM AB	37,518	1,056,063
Sony Corp.	96,100	1,756,633

		$4,225,263

Household Products — 1.2%
Colgate-Palmolive Co.	21,646	$1,424,523
Kimberly-Clark Corp.	15,039	1,641,657
Procter & Gamble Co.	31,969	2,692,429
Reckitt Benckiser Group PLC	19,689	1,579,580

		$7,338,189

Industrial Conglomerates — 1.1%
3M Co.	15,056	$2,010,127
General Electric Co.	174,918	4,663,314

		$6,673,441

Insurance — 3.8%
ACE, Ltd.	7,500	$770,850
Aflac, Inc.	11,198	743,211
Ageas NV SA	37,755	1,591,724
Allianz SE	11,999	2,081,785
Allstate Corp. (The)	14,644	794,730
Aon PLC	10,603	865,629
Assicurazioni Generali SpA	34,627	793,402
AXA SA	34,931	913,782
Chubb Corp.	7,775	749,899
Delta Lloyd NV	54,057	1,311,936
eHealth, Inc.(1)	47,674	2,160,109
Hannover Rueckversicherung AG	17,974	1,493,508
Lancashire Holdings, Ltd.	80,825	1,040,638
Loews Corp.	14,594	691,026
Marsh & McLennan Cos., Inc.	17,369	824,159
Mediolanum SpA	155,188	1,377,079
Muenchener Rueckversicherungs-Gesellschaft AG	3,373	736,548
Prudential Financial, Inc.	11,557	1,025,799
Prudential PLC	41,262	879,997
Swiss Life Holding AG(1)	7,858	1,623,187
Swiss Reinsurance Co., Ltd.(1)	8,344	741,492
Travelers Companies, Inc. (The)	8,169	741,255

		$23,951,745

Internet Software & Services — 1.6%
eBay, Inc.(1)	17,995	$909,107
Google, Inc., Class A(1)	6,996	7,412,892
Yahoo! Inc.(1)	44,381	1,641,209

		$9,963,208

IT Services — 2.9%
Accenture PLC, Class A	15,807	$1,224,568
Automatic Data Processing, Inc.	35,068	2,806,142
Cognizant Technology Solutions Corp., Class A(1)	9,524	894,209
Fidelity National Information Services, Inc.	20,781	1,053,181
Fiserv, Inc.(1)	18,228	2,003,075
International Business Machines Corp.	18,684	3,357,141
MasterCard, Inc., Class A	2,516	1,914,198
Paychex, Inc.	43,270	1,892,197
Visa, Inc., Class A	8,692	1,768,474
Wirecard AG	31,261	1,167,373

		$18,080,558

6

Security	Shares	Value
Leisure Equipment & Products — 0.7%
Mattel, Inc.	22,606	$1,045,980
Nikon Corp.	90,400	1,717,583
Yamaha Corp.	86,600	1,367,605

		$4,131,168

Life Sciences Tools & Services — 0.7%
Gerresheimer AG	14,659	$987,261
ICON PLC(1)	36,998	1,411,104
Lonza Group AG(1)	13,426	1,248,898
Thermo Fisher Scientific, Inc.	10,245	1,033,208

		$4,680,471

Machinery — 7.3%
Alfa Laval AB	81,576	$1,931,335
Amada Co., Ltd.	164,000	1,455,069
American Railcar Industries, Inc.	45,356	1,968,450
Deere & Co.	10,909	918,974
DMG Mori Seiki	37,577	1,157,382
Douglas Dynamics, Inc.	25,950	413,643
FreightCar America, Inc.	62,462	1,454,115
GEA Group AG	31,507	1,466,825
Georg Fischer AG(1)	3,171	2,182,619
Global Brass & Copper Holdings, Inc.	127,194	2,098,701
Greenbrier Cos., Inc.(1)	19,689	615,281
Hitachi Construction Machinery Co., Ltd.	71,500	1,533,987
Ingersoll-Rand PLC	20,295	1,449,469
JTEKT Corp.	108,300	1,678,274
Komatsu, Ltd.	69,400	1,447,453
Kubota Corp.	94,000	1,609,120
KUKA AG	19,168	899,326
L.B. Foster Co., Class A	6,296	295,094
Mueller Industries, Inc.	32,117	1,961,706
Mueller Water Products, Inc.	321,051	2,764,249
NGK Insulators, Ltd.	84,000	1,541,180
Oshkosh Corp.	8,861	431,974
Pentair, Ltd.	3,732	263,927
Proto Labs, Inc.(1)	34,830	2,587,869
RBC Bearings, Inc.(1)	7,620	521,132
Schindler Holding AG PC	14,285	1,967,907
Standex International Corp.	6,345	373,847
Titan International, Inc.	98,892	1,705,887
Trimas Corp.(1)	53,307	1,949,970
Trinity Industries, Inc.	33,557	1,741,944
Wabash National Corp.(1)	115,914	1,407,196
Weir Group PLC (The)	58,389	2,042,333

		$45,836,238

Media — 2.1%
British Sky Broadcasting Group PLC	165,805	$2,221,208
Eutelsat Communications SA	40,766	1,197,730
Liberty Media Corp., Class A(1)	6,191	950,071
Omnicom Group, Inc.	21,256	1,518,741
Pearson PLC	47,413	1,046,866
Reed Elsevier PLC	118,222	1,707,505
SES SA	62,794	1,858,217
Thomson Reuters Corp.	44,973	1,684,133
Time Warner Cable, Inc.	7,712	1,065,953

		$13,250,424

7

Security	Shares	Value
Metals & Mining — 1.2%
Boliden AB	195,273	$2,847,502
Newmont Mining Corp.	13,543	336,272
Nucor Corp.	15,912	812,467
SSAB AB	204,068	1,473,088
Vedanta Resources PLC	125,749	1,816,312

		$7,285,641

Multi-Utilities — 0.9%
Consolidated Edison, Inc.	16,823	$928,798
Dominion Resources, Inc.	23,776	1,543,300
DTE Energy Co.	30,107	2,009,341
Sempra Energy	12,677	1,121,154

		$5,602,593

Multiline Retail — 0.4%
Marks & Spencer Group PLC	149,760	$1,191,581
Nordstrom, Inc.	17,742	1,103,730

		$2,295,311

Office Electronics — 0.8%
Canon, Inc.	50,500	$1,681,990
Konica Minolta Holdings, Inc.	168,000	1,695,127
Ricoh Co., Ltd.	153,000	1,758,513

		$5,135,630

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	7,925	$703,899
Chevron Corp.	39,983	4,895,519
ConocoPhillips	42,618	3,102,590
EOG Resources, Inc.	5,526	911,790
Exxon Mobil Corp.	91,440	8,547,811
Hess Corp.	4,965	402,810
Kinder Morgan, Inc.	39,388	1,399,850
Marathon Oil Corp.	18,459	665,262
Noble Energy, Inc.	11,064	777,135
Suncor Energy, Inc.	14,563	506,152
Valero Energy Corp.	13,499	617,174

		$22,529,992

Paper & Forest Products — 1.1%
International Paper Co.	16,366	$763,474
Mondi PLC	138,478	2,273,016
Stora Enso Oyj	184,181	1,815,588
UPM-Kymmene Oyj	108,632	1,802,062

		$6,654,140

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	10,663	$799,299
Kao Corp.	38,200	1,256,770

		$2,056,069

Pharmaceuticals — 3.8%
Actavis PLC(1)	12,689	$2,069,195
Allergan, Inc.	14,183	1,376,460
Astellas Pharma, Inc.	27,700	1,643,651
Daiichi Sankyo Co., Ltd.	50,500	928,344
Eli Lilly & Co.	23,683	1,189,360
Galenica AG	1,314	1,303,176
Johnson & Johnson	38,255	3,621,218
Mylan, Inc.(1)	36,788	1,623,454
Novo Nordisk A/S, Class B	5,592	999,652
Pfizer, Inc.	161,370	5,120,270

8

Security	Shares	Value
Roche Holding AG PC	3,199	$892,281
Sanofi	19,960	2,108,949
Takeda Pharmaceutical Co., Ltd.	27,700	1,346,770

		$24,222,780

Professional Services — 0.6%
Intertek Group PLC	27,567	$1,368,411
USG People NV	86,438	1,148,043
WS Atkins PLC	51,670	1,134,952

		$3,651,406

Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	7,862	$611,428
AvalonBay Communities, Inc.	4,515	535,298
Boston Properties, Inc.	5,766	573,659
Eurocommercial Properties NV	38,669	1,566,324
HCP, Inc.	13,446	494,409
Healthcare Trust of America, Inc., Class A	222,393	2,257,289
Land Securities Group PLC	45,629	710,778
Public Storage, Inc.	4,287	654,625
Ryman Hospitality Properties, Inc.	59,817	2,504,538
Unibail-Rodamco SE	2,561	668,647
Ventas, Inc.	9,415	535,055
Vornado Realty Trust	7,796	685,502
Washington Real Estate Investment Trust	64,646	1,534,696
Wereldhave NV	21,970	1,675,925
Westfield Group	53,505	505,956

		$15,514,129

Real Estate Management & Development — 0.7%
Fabege AB	120,909	$1,390,254
Mitsubishi Estate Co., Ltd.	62,000	1,723,176
TAG Immobilien AG	124,345	1,457,418

		$4,570,848

Road & Rail — 0.5%
Union Pacific Corp.	18,519	$3,000,819

		$3,000,819

Semiconductors & Semiconductor Equipment — 0.3%
STMicroelectronics NV	214,638	$1,692,902

		$1,692,902

Software — 2.7%
AVG Technologies NV(1)	131,249	$2,267,983
Intuit, Inc.	25,267	1,875,569
Microsoft Corp.	189,452	7,223,805
Oracle Corp.	107,696	3,800,592
salesforce.com, inc.(1)	14,360	748,012
Trend Micro, Inc.	34,200	1,341,135

		$17,257,096

Specialty Retail — 0.3%
Dufry AG(1)	7,822	$1,320,105
Industria de Diseno Textil SA	5,459	870,816

		$2,190,921

Textiles, Apparel & Luxury Goods — 1.9%
Adidas AG	21,514	$2,611,875
Christian Dior SA	10,634	2,071,552
Compagnie Financiere Richemont SA, Class A	11,585	1,173,864
Gerry Weber International AG	19,714	828,833

9

Security	Shares	Value
Luxottica Group SpA	16,125	$850,736
LVMH Moet Hennessy Louis Vuitton SA	13,202	2,484,750
Salvatore Ferragamo SpA	34,201	1,357,334
Swatch Group, Ltd. (The)	7,765	866,301

		$12,245,245

Thrifts & Mortgage Finance — 1.1%
Astoria Financial Corp.	131,725	$1,841,515
Brookline Bancorp, Inc.	125,041	1,142,875
Northwest Bancshares, Inc.	101,055	1,509,762
Oritani Financial Corp.	79,236	1,290,754
Provident Financial Services, Inc.	54,843	1,072,181

		$6,857,087

Tobacco — 1.4%
Altria Group, Inc.	45,497	$1,682,479
British American Tobacco PLC	38,455	2,045,813
Imperial Tobacco Group PLC	18,658	708,706
Philip Morris International, Inc.	35,270	3,016,996
Reynolds American, Inc.	29,567	1,491,655

		$8,945,649

Trading Companies & Distributors — 1.2%
Ashtead Group PLC	116,441	$1,322,778
Bunzl PLC	52,567	1,192,610
Fastenal Co.	13,918	647,605
Mitsui & Co., Ltd.	112,800	1,564,513
Sumitomo Corp.	122,200	1,513,486
Toyota Tsusho Corp.	62,900	1,622,858

		$7,863,850

Wireless Telecommunication Services — 1.5%
Freenet AG(1)	43,025	$1,218,136
KDDI Corp.	23,800	1,498,371
Millicom International Cellular SA SDR	23,318	2,091,825
SoftBank Corp.	32,300	2,621,113
Tele2 AB, Class B	157,078	1,913,716

		$9,343,161

Total Common Stocks (identified cost $516,669,662)		$609,688,281

Exchange-Traded Funds — 1.3%

Security	Shares	Value

Equity Funds — 1.3%
Vanguard Extended Market Index Fund ETF	104,905	$8,518,286

Total Exchange-Traded Funds (identified cost $6,220,401)		$8,518,286

Short-Term Investments — 1.1%

10

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$6,716	$6,716,147

Total Short-Term Investments (identified cost $6,716,147)		$6,716,147

Total Investments — 99.3% (identified cost $529,606,210)		$624,922,714

Other Assets, Less Liabilities — 0.7%		$4,251,278

Net Assets — 100.0%		$629,173,992

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2013 was $25,348.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	57.0%	$358,559,897
Japan	10.5	65,797,760
United Kingdom	7.2	45,540,573
Germany	4.0	25,062,352
Switzerland	3.4	21,364,879
France	2.8	17,886,352
Sweden	2.2	14,032,779
Italy	1.6	10,023,934
Finland	1.3	8,154,889
Netherlands	1.0	6,522,759
Spain	1.0	6,044,232
Denmark	0.9	5,703,908
Canada	0.7	4,164,981
Belgium	0.6	3,993,268
Luxembourg	0.6	3,950,042
Norway	0.6	3,887,212
Ireland	0.4	2,526,443
India	0.3	1,816,312
Australia	0.3	1,794,863
Cyprus	0.2	1,191,226
Israel	0.2	1,052,933
Singapore	0.1	616,687

Common Stocks	96.9%	$609,688,281
Exchange-Traded Funds	1.3	8,518,286
Short-Term Investments	1.1	6,716,147

Total Investments	99.3%	$624,922,714

The Fund did not have any open financial instruments at November 30, 2013.

11

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$529,585,670

Gross unrealized appreciation	$98,724,069
Gross unrealized depreciation	(3,387,025)

Net unrealized appreciation	$95,337,044

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$10,396,328	$55,584,815		$—	$65,981,143
Consumer Staples	39,298,533	19,418,079		—	58,716,612
Energy	25,830,806	3,887,212		—	29,718,018
Financials	73,350,309	46,409,958		—	119,760,267
Health Care	39,888,776	21,076,638		—	60,965,414
Industrials	88,553,095	48,356,993		—	136,910,088
Information Technology	60,670,453	16,861,892		—	77,532,345
Materials	7,421,564	20,231,321		—	27,652,885
Telecommunication Services	7,775,157	10,509,188		—	18,284,345
Utilities	14,167,164	—		—	14,167,164
Total Common Stocks	$367,352,185	$242,336,096	*	$—	$609,688,281
Exchange-Traded Funds	$8,518,286	$—		$—	$8,518,286
Short-Term Investments	—	6,716,147		—	6,716,147
Total Investments	$375,870,471	$249,052,243		$—	$624,922,714

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Eaton Vance

Worldwide Health Sciences Fund

November 30, 2013 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2013, the value of the Fund’s investment in the Portfolio was $1,272,582,682 and the Fund owned 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.38%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization – Europe — 12.50%(1)
Actelion, Ltd.(2)	225,000	$18,728,795	1.47%
Novartis AG	300,000	23,717,992	1.86
Roche Holding AG PC	317,000	88,419,185	6.93
Sanofi	180,000	19,018,573	1.49
Shire PLC ADR	70,000	9,506,700	0.75

		$159,391,245	12.50%

Major Capitalization – Far East — 9.14%(1)
Astellas Pharma, Inc.	402,300	$23,871,507	1.87%
Mitsubishi Tanabe Pharma Corp.	1,433,000	19,699,526	1.54
Ono Pharmaceutical Co., Ltd.	497,700	37,727,055	2.96
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	25,799,723	2.02
Sinopharm Group Co., Ltd., Class H	3,200,000	9,523,876	0.75

		$116,621,687	9.14%

Major Capitalization – North America — 61.70%(1)
AbbVie, Inc.	620,000	$30,039,000	2.36%
Aetna, Inc.	217,100	14,964,703	1.17
Agilent Technologies, Inc.	470,000	25,177,900	1.98
Amgen, Inc.	461,100	52,602,288	4.13
Biogen Idec, Inc.(2)	149,600	43,529,112	3.41
BioMarin Pharmaceutical, Inc.(2)	214,000	15,061,320	1.18
Bristol-Myers Squibb Co.	788,000	40,487,440	3.18
CareFusion Corp.(2)	300,000	11,955,000	0.94
Celgene Corp.(2)	157,000	25,397,890	1.99
Express Scripts Holding Co.(2)	196,000	13,200,600	1.04
Gilead Sciences, Inc.(2)	920,000	68,825,200	5.40
HCA Holdings, Inc.	1,130,000	52,454,600	4.11
Illumina, Inc.(2)	282,700	27,704,600	2.17
Incyte Corp.(2)	1,200,000	55,920,000	4.39
McKesson Corp.	62,000	10,285,180	0.81
Merck & Co., Inc.	820,000	40,860,600	3.21
Mylan, Inc.(2)	1,070,000	47,219,100	3.70
Perrigo Co.	95,000	14,809,550	1.16
Pfizer, Inc.	1,150,000	36,489,500	2.86
Regeneron Pharmaceuticals, Inc.(2)	210,000	61,710,600	4.84
St. Jude Medical, Inc.	214,800	12,548,616	0.98
Stryker Corp.	89,600	6,668,032	0.52
Thermo Fisher Scientific, Inc.	376,000	37,919,600	2.97
UnitedHealth Group, Inc.	261,000	19,439,280	1.52
WellPoint, Inc.	159,200	14,786,496	1.16
Zimmer Holdings, Inc.	72,700	6,645,507	0.52

		$786,701,714	61.70%

Small & Mid Capitalization – Far East — 5.41%(1)
Biosensors International Group, Ltd.	13,628,000	$10,260,331	0.80%
China Shineway Pharmaceutical Group, Ltd.	3,967,300	5,733,806	0.45
Nichi-Iko Pharmaceutical Co., Ltd.	660,000	13,065,182	1.02
Phoenix Healthcare Group Co., Ltd.(2)	55,700	71,991	0.01
Sawai Pharmaceutical Co., Ltd.	280,000	19,357,220	1.52
Towa Pharmaceutical Co., Ltd.	420,000	20,522,583	1.61

		$69,011,113	5.41%

1

Security	Shares	Value	Percentage of Net Assets
Small & Mid Capitalization – North America — 11.63%(1)
Exact Sciences Corp.(2)	1,065,000	$13,078,200	1.03%
Impax Laboratories, Inc.(2)	537,700	12,926,308	1.01
Infinity Pharmaceuticals, Inc.(2)	753,000	11,001,330	0.86
Insulet Corp.(2)	707,500	26,191,650	2.06
InterMune, Inc.(2)	833,000	11,520,390	0.90
Medivation, Inc.(2)	655,000	41,271,550	3.24
Molina Healthcare, Inc.(2)	300,000	10,080,000	0.79
Neurocrine Biosciences, Inc.(2)	550,000	5,401,000	0.42
OraSure Technologies, Inc.(2)	1,145,000	7,041,750	0.55
Portola Pharmaceuticals, Inc.(2)	255,400	6,385,000	0.50
Vocera Communications, Inc.(2)	189,700	3,370,969	0.27

		$148,268,147	11.63%

Total Common Stocks (identified cost $900,265,682)		$1,279,993,906	100.38%

Other Assets, Less Liabilities		$(4,888,399)	(0.38)%

Net Assets		$1,275,105,507	100.00%

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

During the fiscal year to date ended November 30, 2013, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2013 was $1,318.

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

The Portfolio did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$905,182,343

Gross unrealized appreciation	$409,119,143
Gross unrealized depreciation	(34,307,580)

Net unrealized appreciation	$374,811,563

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Major Capitalization - Europe	$9,506,700	$149,884,545		$—	$159,391,245
Major Capitalization - Far East	—	116,621,687		—	116,621,687
Major Capitalization - North America	786,701,714	—		—	786,701,714
Small & Mid Capitalization - Far East	71,991	68,939,122		—	69,011,113
Small & Mid Capitalization - North America	148,268,147	—		—	148,268,147
Total Common Stocks	$944,548,552	$335,445,354	*	$—	$1,279,993,906

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Parametric Balanced Risk Fund

November 30, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 24.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 1/15/22(1)	$1,196	$1,172,468
1.375%, 1/15/20(1)	471	514,327
1.625%, 1/15/18(1)	747	820,903
2.00%, 1/15/16(1)	747	796,712
2.00%, 1/15/26(1)	690	780,804
2.125%, 2/15/41(1)	407	467,942
2.50%, 1/15/29(1)	295	354,014

Total U.S. Treasury Obligations (identified cost $4,946,315)		$4,907,170

Foreign Government Bonds — 21.3%
Security	Principal Amount (000’s omitted)		Value
France — 6.1%
Government of France, 1.00%, 7/25/17	EUR	128	$184,474
Government of France, 1.10%, 7/25/22	EUR	157	226,009
Government of France, 1.60%, 7/25/15	EUR	151	213,083
Government of France, 1.80%, 7/25/40	EUR	46	72,358
Government of France, 1.85%, 7/25/27	EUR	55	83,494
Government of France, 2.25%, 7/25/20	EUR	152	235,767
Government of France, 3.40%, 7/25/29	EUR	106	198,832

			$1,214,017

Germany — 1.8%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23(2)	EUR	52	$69,568
Deutsche Bundesrepublik Inflation Linked Bond, 0.75%, 4/15/18(2)	EUR	48	68,158
Deutsche Bundesrepublik Inflation Linked Bond, 1.50%, 4/15/16(2)	EUR	78	110,998
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20(2)	EUR	74	113,362

			$362,086

United Kingdom — 13.4%
United Kingdom Gilt Inflation Linked Bond, 0.125%, 3/22/24(2)(3)	GBP	242	$409,113
United Kingdom Gilt Inflation Linked Bond, 0.125%, 3/22/29(2)(3)	GBP	209	347,951
United Kingdom Gilt Inflation Linked Bond, 1.125%, 11/22/37(2)(3)	GBP	292	604,545
United Kingdom Gilt Inflation Linked Bond, 1.25%, 11/22/17(2)(3)	GBP	67	122,464
United Kingdom Gilt Inflation Linked Bond, 1.25%, 11/22/55(2)(3)	GBP	265	668,159
United Kingdom Gilt Inflation Linked Bond, 1.875%, 11/22/22(2)(3)	GBP	86	170,950
United Kingdom Gilt Inflation Linked Bond, 2.50%, 7/26/16(2)(3)	GBP	34	190,641
United Kingdom Gilt Inflation Linked Bond, 2.50%, 4/16/20(2)(3)	GBP	29	173,272

			$2,687,095

Total Foreign Government Bonds (identified cost $4,133,663)			$4,263,198

1

Exchange-Traded Funds(4) — 18.8%

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 13.3%
Vanguard Global ex-U.S. Real Estate ETF	17,200	$974,380
Vanguard REIT ETF	25,700	1,683,350

		$2,657,730

Sovereign — 5.5%
PowerShares Emerging Markets Sovereign Debt Portfolio	40,750	$1,097,805

		$1,097,805

Total Exchange-Traded Funds (identified cost $3,813,499)		$3,755,535

Exchange-Traded Notes — 1.2%

Security	Units	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0.00%, 6/12/36(5)	6,425	$233,292

Total Exchange-Traded Notes (identified cost $240,486)		$233,292

Investment Trust — 1.6%

Security	Shares	Value
iShares Gold Trust(6)	26	$317,199

Total Investment Trust (identified cost $331,226)		$317,199

Short-Term Investments — 28.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(7)	$5,626	$5,626,295

Total Short-Term Investments (identified cost $5,626,295)		$5,626,295

Total Investments — 95.6% (identified cost $19,091,484)		$19,102,689

Call Options Written — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 E-Mini Index	8	$1,790	11/29/13	$(6,450)
S&P 500 E-Mini Index	8	1,795	12/6/13	(6,650)
S&P 500 E-Mini Index	8	1,830	12/13/13	(1,720)
S&P 500 E-Mini Index	8	1,840	12/20/13	(1,950)

Total Call Options Written (premiums received $9,352)				$(16,770)

Other Assets, Less Liabilities — 4.5%				$900,992

Net Assets — 100.0%				$19,986,911

2

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

EUR	-	Euro

GBP	-	British Pound Sterling

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2013, the aggregate value of these securities is $2,687,095 or 13.4% of the Fund’s net assets.

(4)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940 Act in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(6)	Non-income producing security.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2013 was $1,271.

Parametric Balanced Risk Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund commenced operations on September 25, 2013.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance PBR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at November 30, 2013 were $895,224 or 4.5% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

3

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, or in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

A summary of open financial instruments at November 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation
12/18/13	British Pound Sterling 1,604,000	United States Dollar 2,577,500	Bank of America	$—	$(46,853)	$(46,853)
12/18/13	Euro 1,158,400	United States Dollar 1,567,337	Bank of America	—	(6,687)	(6,687)

				$—	$(53,540)	$(53,540)

4

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/13	7 Australia 10-Year Treasury Bond	Long	$747,101	$732,010	$(15,091)
12/13	2 CAC 40 Index	Long	115,756	116,476	720
12/13	1 DAX 30 Index	Long	294,588	319,692	25,104
12/13	5 E-Mini MSCI Emerging Markets Index	Long	252,575	253,475	900
12/13	2 FTSE 100 Index	Long	213,554	217,661	4,107
12/13	2 Mini-Russell 2000 Index	Long	215,760	228,340	12,580
12/13	1 SPI 200 Index	Long	120,153	121,268	1,115
12/13	17 S&P 500 E-Mini Index	Long	1,531,738	1,533,485	1,747
12/13	1 S&P MidCap 400 E-Mini Index	Long	124,470	130,310	5,840
12/13	1 S&P/TSX 60 Index	Long	138,572	145,160	6,588
12/13	2 TOPIX Index	Long	235,151	246,474	11,323
12/13	2 U.S. 2-Year Deliverable Interest Rate Swap	Short	(199,750)	(200,453)	(703)
12/13	1 U.S. 5-Year Deliverable Interest Rate Swap	Short	(98,922)	(100,016)	(1,094)
12/13	1 U.S. 10-Year Deliverable Interest Rate Swap	Short	(96,484)	(96,812)	(328)
3/14	13 CBOE Volatility Index	Long	243,750	222,950	(20,800)
4/14	20 CBOE Volatility Index	Long	386,600	354,000	(32,600)
5/14	19 CBOE Volatility Index	Long	361,450	346,750	(14,700)
6/14	7 CBOE Volatility Index	Long	131,900	130,900	(1,000)

					$(16,292)

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

CBOE Volatility Index: Measures the market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

DAX 30 Index: The DAX 30 Index is a blue chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

MSCI Emerging Markets Index: Market capitalization-float-adjusted index of 21 emerging indices.

FTSE 100 Index: Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
LCH.Clearnet	CAD	793	Pays	6-month CAD LIBOR-BBA	3.06%	9/25/23	$10,952
LCH.Clearnet	EUR	588	Pays	6-month EUR LIBOR-BBA	2.12	9/26/23	15,609
LCH.Clearnet	JPY	78,214	Pays	6-month JPY LIBOR-BBA	0.84	9/27/23	6,917
LCH.Clearnet	GBP	495	Pays	6-month GBP LIBOR-BBA	2.70	9/30/23	1,843

							$35,321

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound

JPY	-	Japanese Yen

5

Total Return Swaps

Counterparty	Notional Amount	Pays/Receives Return on Reference Index	Reference Index	Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America	$1,939,999	Pays	Excess Return on iBoxx $ Liquid High Yield Index	Receives	0.25%	12/20/13	$26,457
Deutsche Bank	3,260,000	Pays	Excess Return on iBoxx $ Liquid Investment Grade Index	Receives	0.25	12/20/13	25,542
Merrill Lynch International	1,832,704	Receives	Excess Return on Merrill Lynch MLCX 04 Gold Excess Return Index	Pays	0.24	3/31/14	(102,692)
Merrill Lynch International	249,795	Receives	Excess Return on Merrill Lynch MLCX 04 Silver Excess Return Index	Pays	0.24	3/31/14	(21,515)
Merrill Lynch International	2,888,751	Receives	Excess Return on Merrill Lynch Commodity Index eXtra PBRC Index	Pays	0.40	3/31/14	(21,201)

							$(93,409)

Written options activity for the period from the start of business, September 25, 2013 to November 30, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	88	32,251
Options terminated in closing purchase transactions	(16)	(6,671)
Options expired	(40)	(16,228)

Outstanding, end of period	32	$9,352

At November 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodities-linked derivative investments, including total return swaps based on a commodity index and commodity exchange-traded notes that provide exposure to the investment returns of certain commodities markets, without investing directly in physical commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures, interest rate swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of the Fund.

Equity Price Risk: The Fund enters into equity index futures and equity index options contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at November 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$—	$(145,408)

		$—	$(145,408)

Equity	Futures Contracts*	$70,024	$(69,100)
Equity	Call Options Written	—	(16,770)

		$70,024	$(85,870)

6

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(53,540)

		$—	$(53,540)

Interest Rate	Futures Contracts*	$—	$(17,216)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	35,321	—
Interest Rate	Total Return Swaps	51,999	—

		$87,320	$(17,216)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts or centrally cleared swaps, as applicable, in the Futures Contracts and Swap Contracts tables above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,091,484

Gross unrealized appreciation	$133,863
Gross unrealized depreciation	(122,658)

Net unrealized appreciation	$11,205

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$4,907,170	$—	$4,907,170
Foreign Government Bonds	—	4,263,198	—	4,263,198
Exchange-Traded Funds	3,755,535	—	—	3,755,535
Exchange-Traded Notes	233,292	—	—	233,292
Investment Trust	317,199	—	—	317,199
Short-Term Investments	—	5,626,295	—	5,626,295
Total Investments	$4,306,026	$14,796,663	$—	$19,102,689
Futures Contracts	$70,024	$—	$—	$70,024
Swap Contracts	—	87,320	—	87,320
Total	$4,376,050	$14,883,983	$—	$19,260,033

Liability Description
Call Options Written	$(16,770)	$—	$—	$(16,770)
Forward Foreign Currency Exchange Contracts	—	(53,540)	—	(53,540)
Futures Contracts	(86,316)	—	—	(86,316)
Swap Contracts	—	(145,408)	—	(145,408)
Total	$(103,086)	$(198,948)	$—	$(302,034)

7

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 27, 2014